Income Tax - Reconciliation of Accounting Profit and Income Tax Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income tax	$ 50,267	$ 1,603	$ 47,841	$ 47,008
Income tax expense calculated at the statutory rate	10,053		9,568	9,401
Nondeductible income and expenses in determining taxable income	20		25	28
Tax-exempt income	(159)		(29)	(9)
Income tax on unappropriated earnings	43		122	(31)
Investment credits	(239)		(218)	(209)
Effect of different tax rates of group entities operating in other jurisdictions	(14)		10	(7)
Income tax adjustments on prior years	(20)		(168)	(119)
Others	92		23	(107)
Income tax recognized in profit or loss	$ 9,776	$ 312	$ 9,333	$ 8,947